Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Interest rate risk [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	¥ 8,780,358	¥ 8,117,678
Carrying amounts, Assets	176,724	110,604
Carrying amounts, Liabilities	714,204	246,482
Interest rate risk [Member] | Interest rate option [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	201,286	170,150
Carrying amounts, Liabilities	¥ 27,616	3,214
Stock price risk [Member] | Equity swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts		19,720
Carrying amounts, Liabilities		¥ 2,031